CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	3 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2011	Mar. 31, 2012
Ordinary shares subject to possible redemption, shares		2,241,579
Reduction in ordinary shares subject to possible redemption, shares	448		395,700
Issuance During Period1st [Member]
Issuance Date		Sep. 03, 2010
Ordinary Shares Initial Shareholders Per Share		0.0316
Issuance During Period2nd [Member]
Issuance Date		Feb. 25, 2011
Ordinary shares issued, offering expense		868,176
Ordinary shares subject to possible redemption, shares		1,833,149
Equity Issuance, Per Share Amount		6.00
Issuance During Period3rd [Member]
Issuance Date		Mar. 11, 2011
Ordinary shares issued, offering expense		86,973
Ordinary shares subject to possible redemption, shares		408,430
Equity Issuance, Per Share Amount		6.00
Warrant
Issuance Date		Feb. 25, 2011
Options
Issuance Date		Feb. 25, 2011